Consolidated Statements of Loss and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Profit or Loss [Abstract]
Basic and diluted (Note 15) (in Shares)	15,884,041	13,008,669	13,007,995
Basic and diluted (Note 15) (in Shares)	$ (0.60)	$ (0.04)	$ (0.01)